Document and Entity Information	Feb. 02, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001768267
Document Type	8-K/A
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	CERENCE INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39030
Entity Tax Identification Number	83-4177087
Entity Address, Address Line One	1 Burlington Woods Drive
Entity Address, Address Line Two	Suite 301A
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(857)
Local Phone Number	362-7300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 per value
Trading Symbol	CRNC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Cerence Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on February 3, 2022 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2022 Annual Meeting of Stockholders held on February 2, 2022 (the “2022 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future stockholder advisory votes to approve the compensation of the Company’s named executive officers (“Say-on-Pay Votes”). No other changes have been made to the Original Form 8-K.